Great-West Life & Annuity Insurance Company of New York

50 Main Street

White Plains, New York 10606

May 3, 2013

VIA EDGAR TRANSMISSION

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Variable Annuity-1 Series Account of

Great-West Life & Annuity Insurance Company of New York

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

File Nos. 333-147743; 811-08183

Ladies and Gentlemen:

In lieu of filing the form of the prospectus for Variable Annuity-1 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.	The form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Amendment No. 7 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.	The text of Amendment No. 7 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 26, 2013.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-1130.

Variable Annuity-1 Series Account of

Great-West Life & Annuity Insurance Company of New York

(Registrant)

By: /s/ W. Michael Cirelli

W. Michael Cirelli

Senior Counsel

Great-West Life & Annuity Insurance Company of New York